Loans - Interest on Loans by Facility (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 2,506,518.7	$ 29,340.0	₨ 2,194,525.5	₨ 1,351,818.0
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	564,679.4	6,609.8	555,377.8	363,842.1
Retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	1,941,839.3	22,730.2	1,617,982.2	987,975.9
Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 0.0	$ 0.0	₨ 21,165.5	₨ 0.0